Debt and Capital Lease Obligations (Unitymedia KabelBW Revolving Credit Facilities) (Narrative) (Details) € in Millions, $ in Millions	3 Months Ended
	Sep. 30, 2014 EUR (€)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)
Unitymedia KabelBW Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding principal amount			€ 280.0	$ 338.8
Net leverage ratio threshold for restrictive covenants to apply	0.333	0.333
Old Unitymedia KabelBW Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Extinguishment of debt	€ 337.5	$ 408.4
UM Super Senior Secured Facility [Member]
Debt Instrument [Line Items]
Principal amount of debt	€ 80.0				$ 96.8
Fee on unused portion of credit facility	0.90%	0.90%
UM Super Senior Secured Facility [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%	2.25%
UM Senior Secured Facility [Member]
Debt Instrument [Line Items]
Principal amount of debt	€ 420.0				$ 508.2
Fee on unused portion of credit facility	1.10%	1.10%
UM Senior Secured Facility [Member] | EURIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%	2.75%